CREDIT FACILITY (Details) - Line of Credit - Revolving Credit Facility - USD ($)		12 Months Ended
	Aug. 14, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Credit facility amount	$ 15,000,000
Required unsecured deposits balance under credit facility terms	$ 20,000
Unused capacity commitment fee, percent	0.25%
Amount utilized under credit facility		$ 15,000,000
Annual interest rate		8.86%
Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Variable interest rate margin on credit facility	3.50%